                         AIM SPECIAL OPPORTUNITIES FUNDS

                   AIM Opportunities I Fund - Class A, B and C

                          Supplement dated June 2, 2006
                    to the Prospectus dated February 28, 2006
                 as supplemented April 21, 2006 and May 8, 2006

The following replaces in its entirety the heading and the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on Page 5 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

(fees paid directly from
your investment)              CLASS A   CLASS B   CLASS C
------------------------      -------   -------   -------
Maximum Sales Charge (Load)
   Imposed on Purchases
   (as a percentage of
   offering price)            5.50%      None      None
Maximum Deferred Sales
   Charge (Load)
   (as a percentage of
   original purchase price
   or redemption proceeds,
   whichever is less)         None(1)    5.00%     1.00%

ANNUAL FUND OPERATING EXPENSES(2)

(expenses that are deducted
from fund assets)             CLASS A   CLASS B   CLASS C
---------------------------   -------   -------   -------
Management Fees(3, 4)          0.41%     0.41%     0.41%
Distribution and/or
   Service (12b-1) Fees(5)     0.25      1.00      1.00
Other Expenses                 0.40      0.40      0.40
Dividend Expenses
   Attributable to
   Securities Sold
   Short(4, 6)                 0.31      0.31      0.31
Interest(4)                    1.34      1.34      1.34
Total Other Expenses           2.05      2.05      2.05
Total Annual Fund Operating
   Expenses(7)                 2.71      3.46      3.46

(1) A contingent deferred sales charge may apply in some cases. See "Shareholder Information - Choosing a Share Class - Sales Charges".

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) The fund's base management fee is 1.00%. This fee is subject to a maximum 0.75% performance adjustment upward or downward. As a result, the fund could pay a management fee that ranges from 0.25% to 1.75% of average daily net assets based on its performance.

(4) Fees and expenses have been restated to reflect current fees and expenses of the fund.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) When the fund borrows a security to make a short sale, the fund has to pay the lender of the security the value of any dividends earned on the borrowed security ("dividend-substitute payments"). These dividend substitute payments are investment related expenses of the fund.

(7) At the request of the Board of Trustees, AMVESCAP PLC has agreed to reimburse the fund for expenses related to market timing matters. As a result of this agreement, the actual total annual fund operating expenses for each class were lower by 0.01%.

If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expenses reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A     $809    $1,345    $1,906    $3,424
Class B      849     1,362     1,998     3,571
Class C      449     1,062     1,798     3,738

You would pay the following expenses if you did not redeem your shares:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A    $809     $1,345    $1,906    $3,424
Class B     349      1,062     1,798     3,571
Class C     349      1,062     1,798     3,738"

The following replaces in its entirety the heading and the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on Page 6 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in the fund and hold it for the entire 10 year period;

     -    Your investment has a 5% return before expenses each year;

     - Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

     -    There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
(INCLUDES
MAXIMUM
SALES CHARGE)       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------     ---------    ---------    ----------   ----------   ----------
Annual
   Expense
   Ratio(1)            2.71%        2.71%         2.71%        2.71%        2.71%
Cumulative
   Return
   Before
   Expenses            5.00%       10.25%        15.76%       21.55%       27.63%
Cumulative
   Return After
   Expenses           (3.21)%      (0.99)%        1.27%        3.59%        5.97%
End of Year
   Balance        $9,666.41    $9,887.77    $10,114.20   $10,345.81   $10,582.73
Estimated
   Annual
   Expenses       $  809.03    $  264.96    $   271.03   $   277.23   $   283.58

CLASS A
(INCLUDES
MAXIMUM
SALES CHARGE)       YEAR 6       YEAR 7       YEAR 8        YEAR 9      YEAR 10
-------------     ----------   ----------   ----------   ----------   ----------
Annual
   Expense
   Ratio(1)             2.71%        2.71%        2.71%        2.71%        2.71%
Cumulative
   Return
   Before
   Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative
   Return After
   Expenses             8.39%       10.87%       13.41%       16.01%       18.67%
End of Year
   Balance        $10,825.07   $11,072.97   $11,326.54   $11,585.92   $11,851.23
Estimated
   Annual
   Expenses       $   290.08   $   296.72   $   303.51   $   310.46   $   317.57

CLASS A
(WITHOUT
MAXIMUM
SALES CHARGE)       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------     ----------   ----------   ----------   ----------   ----------
Annual
   Expense
   Ratio(1)             2.71%        2.71%        2.71%        2.71%        2.71%
Cumulative
   Return
   Before
Expenses                5.00%       10.25%       15.76%       21.55%       27.63%
   Cumulative
   Return After
   Expenses             2.29%        4.63%        7.03%        9.48%       11.99%
End of Year
   Balance        $10,229.00   $10,463.24   $10,702.85   $10,947.95   $11,198.66
Estimated
   Annual
   Expenses       $   274.10   $   280.38   $   286.80   $   293.37   $   300.09

CLASS A
(WITHOUT
MAXIMUM
SALES CHARGE)       YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-------------     ----------   ----------   ----------   ----------   ----------
Annual
   Expense
   Ratio(1)             2.71%        2.71%        2.71%        2.71%        2.71%
Cumulative
   Return
   Before
Expenses               34.01%       40.71%       47.75%       55.13%       62.89%
   Cumulative
   Return After
   Expenses            14.55%       17.17%       19.86%       22.60%       25.41%
End of Year
   Balance        $11,455.10   $11,717.43   $11,985.76   $12,260.23   $12,540.99
Estimated
   Annual
   Expenses       $   306.96   $   313.99   $   321.18   $   328.53   $   336.06

CLASS B(2)          YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------        ----------   ----------   ----------   ----------   ----------
Annual
   Expense
   Ratio(1)             3.46%        3.46%        3.46%        3.46%        3.46%
Cumulative
   Return
   Before
   Expenses             5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative
   Return After
   Expenses             1.54%        3.10%        4.69%        6.30%        7.94%
End of Year
   Balance        $10,154.00   $10,310.37   $10,469.15   $10,630.38   $10,794.08
Estimated
   Annual
   Expenses       $   348.66   $   354.03   $   359.49   $   365.02   $   370.64

CLASS B(2)          YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
----------        ----------   ----------   ----------   ----------   ----------
Annual
   Expense
   Ratio(1)             3.46%        3.46%        3.46%        2.71%        2.71%
Cumulative
   Return
   Before
   Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative
   Return After
   Expenses             9.60%       11.29%       13.00%       15.59%       18.24%
End of Year
   Balance        $10,960.31   $11,129.10   $11,300.49   $11,559.27   $11,823.98
Estimated
   Annual
   Expenses       $   376.35   $   382.15   $   388.03   $   309.75   $   316.84

CLASS C(2)          YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------        ----------   ----------   ----------   ----------   ----------
Annual
   Expense
   Ratio(1)             3.46%        3.46%        3.46%        3.46%        3.46%
Cumulative
   Return
   Before
   Expenses             5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative
   Return After
   Expenses             1.54%        3.10%        4.69%        6.30%        7.94%
End of Year
   Balance        $10,154.00   $10,310.37   $10,469.15   $10,630.38   $10,794.08
Estimated
   Annual
   Expenses       $   348.66   $   354.03   $   359.49   $   365.02   $   370.64

CLASS C(2)          YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------        ----------   ----------   ----------   ----------   ----------
Annual
   Expense
   Ratio(1)             3.46%        3.46%        3.46%        3.46%        3.46%
Cumulative
   Return
   Before
   Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative
   Return After
   Expenses             9.60%       11.29%       13.00%       14.75%       16.51%
End of Year
   Balance        $10,960.31   $11,129.10   $11,300.49   $11,474.52   $11,651.23
Estimated
   Annual
   Expenses       $   376.35   $   382.15   $   388.03   $   394.01   $   400.08

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, have not been deducted."

                         AIM SPECIAL OPPORTUNITIES FUNDS

                  AIM Opportunities II Fund - Class A, B and C

                          Supplement dated June 2, 2006
                    to the Prospectus dated February 28, 2006
                 as supplemented April 21, 2006 and May 8, 2006

The following replaces in its entirety the heading and the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on Page 5 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

(fees paid directly from
your investment)              CLASS A   CLASS B   CLASS C
------------------------      -------   -------   -------
Maximum Sales Charge (Load)
   Imposed on Purchases
   (as a percentage of
   offering price)            5.50%      None      None
Maximum Deferred
   Sales Charge (Load)
   (as a percentage of
   original purchase price
   or redemption proceeds,
   whichever is less)         None(1)    5.00%     1.00%

ANNUAL FUND OPERATING EXPENSES(2)

(expenses that are deducted
from fund assets)                   CLASS A   CLASS B   CLASS C
---------------------------         -------   -------   -------
Management Fees(3, 4)                0.87%     0.87%     0.87%
Distribution and/or
   Service (12b-1) Fees(5)           0.25      1.00      1.00
Other Expenses                       0.39      0.39      0.39
Dividend Expenses Attributable to
   Securities Sold Short(4, 6)       0.82      0.82      0.82
Interest(4)                          1.34      1.34      1.34
Total Other Expenses                 2.55      2.55      2.55
Total Annual Fund Operating
   Expenses                          3.67      4.42      4.42
Fee Waivers(4, 7)                    0.09      0.09      0.09
Net Annual Fund Operating
   Expenses(8)                       3.58      4.33      4.33

(1) A contingent deferred sales charge may apply in some cases. See "Shareholder Information - Choosing a Share Class - Sales Charges".

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) The fund's base management fee is 1.50%. This fee is subject to a maximum 1.00% performance adjustment upward or downward. As a result, the fund could pay a management fee that ranges from 0.50% to 2.50% of average daily net assets based on its performance.

(4) Fees and expenses have been restated to reflect current fees and expenses of the fund.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) When the fund borrows a security to make a short sale, the fund has to pay the lender of the security the value of any dividends earned on the borrowed security ("dividend-substitute payments"). These dividend substitute payments are investment related expenses of the fund.

(7) Effective January 1, 2005 through at least June 30, 2006, the advisor has contractually agreed to waive advisory fees to the extent necessary such that the advisory fee AIM receives does not exceed a base management fee of 1.25%, subject to a maximum 0.75% performance adjustment upward or downward. As a result, the fund could pay a management fee that ranges from 0.50% to 2.00% of average daily net assets, based on its performance. The Fee Waiver reflects this agreement.

(8) At the request of the Board of Trustees, AMVESCAP PLC has agreed to reimburse the fund for expenses related to market timing matters. As a result of this agreement, the actual total annual fund operating expenses for each class were lower by 0.01%.

If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expenses reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A    $891     $1,604    $2,336    $4,252
Class B     934      1,630     2,435     4,393
Class C     534      1,330     2,235     4,545

You would pay the following expenses if you did not redeem your shares:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A    $891     $1,604    $2,336    $4,252
Class B     434      1,330     2,235     4,393
Class C     434      1,330     2,235     4,545"

The following replaces in its entirety the heading and the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on Page 6 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in the fund and hold it for the entire 10 year period;

     -    Your investment has a 5% return before expenses each year;

     - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

     - Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

     -    There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
(INCLUDES
MAXIMUM
SALES CHARGE)       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------     ---------    ---------    ---------    ---------    ----------
Annual
   Expense
   Ratio(1)            3.58%        3.67%        3.67%        3.67%         3.67%
Cumulative
   Return
   Before
   Expenses            5.00%       10.25%       15.76%       21.55%        27.63%
Cumulative
   Return After
   Expenses           (4.08)%      (2.80)%      (1.51)%      (0.20)%        1.13%
End of Year
   Balance        $9,584.19    $9,711.66    $9,840.82    $9,971.71    $10,104.33
Estimated
   Annual
   Expenses       $  890.71    $  354.08    $  358.79    $  363.56    $   368.40

CLASS A
(INCLUDES
MAXIMUM
SALES CHARGE)       YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-------------     ----------   ----------   ----------   ----------   ----------
Annual
   Expense
   Ratio(1)             3.67%        3.67%        3.67%        3.67%        3.67%
Cumulative
   Return
   Before
   Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative
   Return After
   Expenses             2.47%        3.83%        5.21%        6.61%        8.03%
End of Year
   Balance        $10,238.72   $10,374.89   $10,512.88   $10,652.70   $10,794.38
Estimated
   Annual
   Expenses       $   373.29   $   378.26   $   383.29   $   388.39   $   393.55

CLASS A
(WITHOUT
MAXIMUM
SALES CHARGE)       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------     ----------   ----------   ----------   ----------   ----------
Annual
   Expense
   Ratio(1)             3.58%        3.67%        3.67%        3.67%        3.67%
Cumulative
   Return
   Before
   Expenses             5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative
   Return After
   Expenses             1.42%        2.77%        4.14%        5.52%        6.92%
End of Year
   Balance        $10,142.00   $10,276.89   $10,413.57   $10,552.07   $10,692.41
Estimated
   Annual
   Expenses       $   360.54   $   374.69   $   379.67   $   384.72   $   389.84

CLASS A
(WITHOUT
MAXIMUM
SALES CHARGE)       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------     ----------   ----------   ----------   ----------   ----------
Annual
   Expense
   Ratio(1)             3.67%        3.67%        3.67%        3.67%        3.67%
Cumulative
   Return
   Before
   Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative
   Return After
   Expenses             8.35%        9.79%       11.25%       12.73%       14.23%
End of Year
   Balance        $10,834.62   $10,978.72   $11,124.74   $11,272.70   $11,422.63
Estimated
   Annual
   Expenses       $   395.02   $   400.27   $   405.60   $   410.99   $   416.46

CLASS B(2)          YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------        ----------   ----------   ----------   ----------   ----------
Annual
   Expense
   Ratio(1)             4.33%        4.42%        4.42%        4.42%        4.42%
Cumulative
   Return
   Before
   Expenses             5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative
   Return After
   Expenses             0.67%        1.25%        1.84%        2.43%        3.03%
End of Year
   Balance        $10,067.00   $10,125.39   $10,184.12   $10,243.18   $10,302.59
Estimated
   Annual
   Expenses       $   434.45   $   446.25   $   448.84   $   451.44   $   454.06

CLASS B(2)          YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------        ----------   ----------   ----------   ----------   ----------
Annual
   Expense
   Ratio(1)             4.42%        4.42%        4.42%        3.67%        3.67%
Cumulative
   Return
   Before
   Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative
   Return After
   Expenses             3.62%        4.22%        4.83%        6.22%        7.64%
End of Year
   Balance        $10,362.35   $10,422.45   $10,482.90   $10,622.32   $10,763.60
Estimated
   Annual
   Expenses       $   456.70   $   459.34   $   462.01   $   387.28   $   392.43

CLASS C(2)          YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------        ----------   ----------   ----------   ----------   ----------
Annual
   Expense
   Ratio(1)             4.33%        4.42%        4.42%        4.42%        4.42%
Cumulative
   Return
   Before
   Expenses             5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative
   Return After
   Expenses             0.67%        1.25%        1.84%        2.43%        3.03%
End of Year
   Balance        $10,067.00   $10,125.39   $10,184.12   $10,243.18   $10,302.59
Estimated
   Annual
   Expenses       $   434.45   $   446.25   $   448.84   $   451.44   $   454.06

CLASS C(2)          YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------        ----------   ----------   ----------   ----------   ----------
Annual
   Expense
   Ratio(1)             4.42%        4.42%        4.42%        4.42%        4.42%
Cumulative
   Return
   Before
   Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative
   Return After
   Expenses             3.62%        4.22%        4.83%        5.44%        6.05%
End of Year
   Balance        $10,362.35   $10,422.45   $10,482.90   $10,543.70   $10,604.86
Estimated
   Annual
   Expenses       $   456.70   $   459.34   $   462.01   $   464.69   $   467.38

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, have not been deducted."

                         AIM SPECIAL OPPORTUNITIES FUNDS

                  AIM Opportunities III Fund - Class A, B and C

                          Supplement dated June 2, 2006
                    to the Prospectus dated February 28, 2006
                 as supplemented April 21, 2006 and May 8, 2006

The following replaces in its entirety the heading and the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on Page 5 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

(fees paid directly from
your investment)                                   CLASS A   CLASS B   CLASS C
------------------------                           -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)             5.50%      None      None

Maximum Deferred Sales Charge (Load)
   (as a percentage of original purchase price
   or redemption proceeds, whichever is less)      None(1)    5.00%     1.00%

ANNUAL FUND OPERATING EXPENSES(2)

(expenses that are deducted
from fund assets)                                  CLASS A   CLASS B   CLASS C
---------------------------                        -------   -------   -------
Management Fees(3, 4)                               1.29%     1.29%     1.29%

Distribution and/or Service (12b-1) Fees(5)         0.25      1.00      1.00

Other Expenses                                      0.60      0.60      0.60

Dividend Expenses Attributable to Securities
   Sold Short(4, 6)                                 0.49      0.49      0.49

Interest(4)                                         1.34      1.34      1.34

Total Other Expenses                                2.43      2.43      2.43

Total Annual Fund Operating Expenses                3.97      4.72      4.72

Fee Waivers(4, 7)                                   0.20      0.20      0.20

Net Annual Fund Operating Expenses(8)               3.77      4.52      4.52

(1) A contingent deferred sales charge may apply in some cases. See "Shareholder Information - Choosing a Share Class - Sales Charges".

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) The fund's base management fee is 1.50%. This fee is subject to a maximum 1.00% performance adjustment upward or downward. As a result, the fund could pay a management fee that ranges from 0.50% to 2.50% of average daily net assets based on its performance.

(4) Fees and expenses have been restated to reflect current fees and expenses of the fund.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) When the fund borrows a security to make a short sale, the fund has to pay the lender of the security the value of any dividends earned on the borrowed security ("dividend-substitute payments"). These dividend substitute payments are investment related expenses of the fund.

(7) Effective January 1, 2005 through at least June 30, 2006, the advisor has contractually agreed to waive advisory fees to the extent necessary such that the advisory fee AIM receives does not exceed a base management fee of 1.25%, subject to a maximum 0.75% performance adjustment upward or downward. As a result, the fund could pay a management fee that ranges from 0.50% to 2.00% of average daily net assets, based on its performance. The Fee Waiver reflects this agreement.

(8) At the request of the Board of Trustees, AMVESCAP PLC has agreed to reimburse the fund for expenses related to market timing matters. As a result of this agreement, the actual total annual fund operating expenses for each class were lower by 0.01%.

If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expenses reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A    $908     $1,676    $2,459    $4,489
Class B     953      1,704     2,561     4,628
Class C     553      1,404     2,361     4,776

You would pay the following expenses if you did not redeem your shares:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A    $908     $1,676    $2,459    $4,489
Class B     453      1,404     2,361     4,628
Class C     453      1,404     2,361     4,776"

The following replaces in its entirety the heading and the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on Page 6 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

-    You invest $10,000 in the fund and hold it for the entire 10 year period;

-    Your investment has a 5% return before expenses each year;

- The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

- Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

-    There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
(INCLUDES
MAXIMUM
SALES CHARGE)       YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
-------------     ---------   ---------   ---------   ---------   ---------
Annual
   Expense
   Ratio(1)            3.77%       3.97%       3.97%       3.97%       3.97%
Cumulative
   Return
   Before
   Expenses            5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
   Return After
   Expenses           (4.27)%     (3.28)%     (2.29)%     (1.28)%     (0.26)%
End of Year
   Balance        $9,566.24   $9,664.77   $9,764.31   $9,864.89   $9,966.50
Estimated
   Annual
   Expenses       $  908.46   $  381.74   $  385.67   $  389.64   $  393.65

CLASS A
(INCLUDES
MAXIMUM
SALES CHARGE)       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------     ----------   ----------   ----------   ----------   ----------
Annual
   Expense
   Ratio(1)             3.97%        3.97%        3.97%        3.97%        3.97%
Cumulative
   Return
   Before
   Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative
   Return After
   Expenses             0.76%        1.80%        2.85%        3.91%        4.98%
End of Year
   Balance        $10,069.15   $10,172.86   $10,277.64   $10,383.50   $10,490.45
Estimated
   Annual
   Expenses       $   397.71   $   401.80   $   405.94   $   410.12   $   414.35

CLASS A
(WITHOUT
MAXIMUM
SALES CHARGE)       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------     ----------   ----------   ----------   ----------   ----------
Annual
   Expense
   Ratio(1)             3.77%        3.97%        3.97%        3.97%        3.97%
Cumulative
   Return
   Before
   Expenses             5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative
   Return After
   Expenses             1.23%        2.27%        3.33%        4.39%        5.47%
End of Year
   Balance        $10,123.00   $10,227.27   $10,332.61   $10,439.03   $10,546.56
Estimated
   Annual
   Expenses       $   379.32   $   403.95   $   408.11   $   412.32   $   416.56

CLASS A
(WITHOUT
MAXIMUM
SALES CHARGE)       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------     ----------   ----------   ----------   ----------   ----------
Annual
   Expense
   Ratio(1)             3.97%        3.97%        3.97%        3.97%        3.97%
Cumulative
   Return
   Before
   Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative
   Return After
   Expenses             6.55%        7.65%        8.76%        9.88%       11.01%
End of Year
   Balance        $10,655.19   $10,764.93   $10,875.81   $10,987.83   $11,101.01
Estimated
   Annual
   Expenses       $   420.85   $   425.19   $   429.57   $   433.99   $   438.46

CLASS B(2)          YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------        ----------   ----------   ----------   ----------   ----------
Annual
   Expense
   Ratio(1)             4.52%        4.72%        4.72%        4.72%        4.72%
Cumulative
   Return
   Before
   Expenses             5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative
   Return After
   Expenses             0.48%        0.76%        1.04%        1.33%        1.61%
End of Year
   Balance        $10,048.00   $10,076.13   $10,104.35   $10,132.64   $10,161.01
Estimated
   Annual
   Expenses       $   453.08   $   474.93   $   476.26   $   477.59   $   478.93

CLASS B(2)          YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------        ----------   ----------   ----------   ----------   ----------
Annual
   Expense
   Ratio(1)             4.72%        4.72%        4.72%        3.97%        3.97%
Cumulative
   Return
   Before
   Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative
   Return After
   Expenses             1.89%        2.18%        2.47%        3.52%        4.59%
End of Year
   Balance        $10,189.46   $10,217.99   $10,246.60   $10,352.14   $10,458.77
Estimated
   Annual
   Expenses       $   480.27   $   481.62   $   482.96   $   408.89   $   413.10

CLASS C(2)          YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------        ----------   ----------   ----------   ----------   ----------
Annual
   Expense
   Ratio(1)             4.52%        4.72%        4.72%        4.72%        4.72%
Cumulative
   Return
   Before
   Expenses             5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative
   Return After
   Expenses             0.48%        0.76%        1.04%        1.33%        1.61%
End of Year
   Balance        $10,048.00   $10,076.13   $10,104.35   $10,132.64   $10,161.01
Estimated
   Annual
   Expenses       $   453.08   $   474.93   $   476.26   $   477.59   $   478.93

CLASS C(2)          YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------        ----------   ----------   ----------   ----------   ----------
Annual
   Expense
   Ratio(1)             4.72%        4.72%        4.72%        4.72%        4.72%
Cumulative
   Return
   Before
   Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative
   Return After
   Expenses             1.89%        2.18%        2.47%        2.75%        3.04%
End of Year
   Balance        $10,189.46   $10,217.99   $10,246.60   $10,275.29   $10,304.06
Estimated
   Annual
   Expenses       $   480.27   $   481.62   $   482.96   $   484.32   $   485.67

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, have not been deducted."